Subsequent Events (Disposition - Narrative) (Details) - Subsequent Event - MetLife U.S. Retail Advisor Force - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2016	Jul. 31, 2016
Subsequent Event [Line Items]
Net consideration		$ 291
Gain on disposition of business	$ 103
Gain on disposition of business, net of tax	$ 58